Company Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Other equity instruments	Retained earnings	Santander UK Group Holdings plc		Santander UK Group Holdings plc Share capital	Santander UK Group Holdings plc Other equity instruments	Santander UK Group Holdings plc Retained earnings
Beginning balance at Dec. 31, 2022	£ 14,711	£ 7,060	£ 2,196	£ 6,563
Total comprehensive income	1,925			1,154
Dividends on ordinary shares	(1,538)			(1,538)
Dividends on other equity instruments	(133)			(133)
Ending balance at Dec. 31, 2023	14,966	7,060	2,196	6,047	£ 13,571		£ 7,060	£ 2,196	£ 4,315
Total comprehensive income	661			649	1,439	[1]			1,439	[1]
Issue of other equity instruments	400		400		400			400
Repurchase of other equity instruments	(500)		(496)	(4)	(496)			(496)
Dividends on ordinary shares	(1,295)			(1,295)	(1,295)				(1,295)
Dividends on other equity instruments	(139)			(139)	(139)				(139)
Ending balance at Dec. 31, 2024	14,093	7,060	2,100	5,258	13,480		7,060	2,100	4,320
Total comprehensive income	1,573			1,042	167	[1]			167	[1]
Issue of other equity instruments	500		500		500			500
Repurchase of other equity instruments	(500)		(500)		(500)			(500)
Dividends on other equity instruments	(142)			(142)	(142)				(142)
Ending balance at Dec. 31, 2025	£ 15,525	£ 7,060	£ 2,100	£ 6,159	£ 13,505		£ 7,060	£ 2,100	£ 4,345

[1]	Total comprehensive income comprises only the profit for the year; no statement of comprehensive income has been shown for the Company, as permitted by Section 408 of the UK Companies Act 2006.